April 29, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Institutional Index Funds (the Trust)
File No. 33-34494

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission